Other payables	12 Months Ended
Dec. 31, 2021
Other payables
Other payables
12.	Other payables:
(a)	Lender warrants

	December 31,	December 31,
	2021	2020
Lender warrants	$44,997	$250,891

As consideration for providing the Credit Facility (see note 10(a)(ii)), the Company issued 51,307 common share purchase warrants to the Lender, each exercisable for one common share of the Company at an exercise price of C$11.20 per common share, expiring on December 31, 2025.

As the exercise price is denoted in a different currency than the Company’s functional currency, the lender warrants are recorded as a financial liability on the consolidated statements of financial position. As at December 31, 2021, the value of the lender warrants was $44,997 (December 31, 2020 – $250,891).

12.	Other payables (continued):

The change in fair value of the lender warrants during the year ended December 31, 2021 was a decrease of $205,894 (December 31, 2020 – nil; December 31, 2019 – nil) and was recorded in corporate, general and administrative expenses.

To the extent that the Company draws down additional financing under the Credit Facility, the Company will be required to issue additional lender warrants in an amount equal to 3% of the amounts drawn divided by the lesser of (i) the closing price of the common shares on the day prior to the issuance of such additional lender warrants and (ii) the average closing price of the common shares on the Toronto Stock Exchange for the 10 days prior to the issuance of such additional lender warrants, in either case subject to approval by the Toronto Stock Exchange.

(b)Deferred share units:

	December 31,	December 31,
	2021	2020
Deferred share units	$205,337	$–

On May 6, 2021, the Company adopted the DSU Plan for non-employee directors (each, a “Non-Employee Director”). Each Non-Employee Director is required to take at least 50% of their annual retainer (other than annual committee Chair retainers) in DSUs and may elect to take additional amounts in the form of DSUs. Discretionary DSUs may also be granted to Non-Employee Directors under the DSU Plan. The DSUs granted vest immediately.

Following a Non-Employee Director ceasing to hold all positions with the Company, the Non-Employee Director will receive a payment in cash at the fair market value of the common shares represented by the Non-Employee Director’s DSUs generally within ten days of the Non-Employee Director’s elected redemption date.

As the DSUs are cash-settled, the DSUs are recorded as cash-settled share-based payments and a financial liability has been recognized on the consolidated statements of financial position. During year ended December 31, 2021, 48,491 DSUs were granted (December 31, 2020 – nil; December 31, 2019– nil). As at December 31, 2021, the value of the financial liability attributable to the DSUs was $205,337 (December 31, 2020 – nil;). For the year ended December 31, 2021, the Company recognized $205,337 (December 31, 2020 – nil; December 31, 2019– nil) in corporate, general and administrative expenses related to the DSUs.

(c)Performance share units:

	December 31,	December 31,
	2021	2020
Performance share units	$97,853	$–

On May 6, 2021, the Company’s Equity Incentive Plan was amended and restated to permit the Company to grant PSUs and RSUs, in addition to stock options. Under the Equity Incentive Plan, the Company pays equity instruments of the Company, or a cash payment equal to the fair market value thereof, as consideration in exchange for employee and similar services provided to the Company. The Equity Incentive Plan is open to employees, directors, officers and consultants of the Company and its affiliates; however, Non-Employee Directors are not entitled to receive grants of PSUs.

On August 5, 2021, 38,647 PSUs were granted under the Equity Incentive Plan. The performance period in respect of this award is August 5, 2021 to December 31, 2023. The PSUs will vest on December 31, 2023 (the “Vesting Date”) subject to the attainment of certain performance vesting conditions. Subject to all terms and conditions of the Equity Incentive Plan and the terms of the grant agreement, any vested and outstanding PSUs will be settled following the Vesting Date and, in any event, no later than March 15, 2024. Pursuant to the grant agreement, upon satisfaction of the performance vesting conditions, the PSUs will be settled in cash.

12.	Other payables (continued):

Based on future projections with respect to the performance vesting conditions of the PSUs, the Company estimates that 23,188 PSUs will vest on the Vesting Date.

As at December 31, 2021, the value of the financial liability attributable to the PSUs is $97,853 (December 31, 2020 – nil).

As at December 31, 2021, the Company has not issued any RSUs under the Equity Incentive Plan (December 31,2020 – nil).